STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK-BASED COMPENSATION
NOTE 13 – STOCK-BASED COMPENSATION

Stock Options

A summary of the Company’s stock option plan at September 30, 2011 and changes during the nine months ended are as follows (in thousands except share and per share amounts):

	Number of Shares	Average Exercise Price	Average Remaining Contractual Terms	Aggregate Intrinsic Value
	Shares	Exercise Price	Terms	Value

Outstanding at January 1, 2011	61,468	$14.98
Issued as a result of the merger	441,707	2.38
Granted	395,000	2.56
Forfeited or expired	(6,906)	25.14
Outstanding at September 30, 2011	891,269	$3.07	2.4	$ -

Prior to the Merger (see Note 2), the Company had stock options outstanding. Under the terms of the Merger, each option to acquire shares of Consonus common stock that was outstanding under each stock option plan was exchanged for options to acquire shares of Midas Medici at the rate of 1.33 a share. The exercise price of the exchanged options was adjusted for the exchange ratio, with all other provisions of the options remaining unchanged.

All outstanding options at September 30, 2011 are exercisable. As of September 30, 2011, there is zero unrecognized compensation cost related to outstanding stock options because all options were fully vested. There were 395,000 options granted during the period ended September 30, 2011 and none granted during the period ended September 30, 2010. Compensation costs of $903 were charged to operations during the three and nine months ended September 30, 2011.

The fair value of each option grant is estimated on the grant date using the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted-average values:

Expected dividend yield	0%
Risk-free rate	0.40%
Expected stock price volatility	205.14%
Expected term (years)	2.5

The expected volatility is calculated by using the average historical volatility of companies that management believes are representative of Midas Medici’s business and market capitalization.

The expected term represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and expected term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term, the Company used a simple average of the vesting period and the contractual term for options granted subsequent to January 1, 2006 as permitted by ASC Topic 718.

Warrants

A summary of the Company’s warrant activity and changes during the nine months ended September 30, 2011 are as follows:

			Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Terms	Value
Outstanding at January 1, 2011	-	-
Warrants issued as a result of the merger	12,800	$6.00
Outstanding at September 30, 2011	12,800	$6.00	3.64	$ -
All outstanding warrants at September 30, 2011 are exercisable.